CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Accumulated Deficit	Treasury Stock
Balances at Dec. 31, 2008		$ 55,994	$ 146,518,753	$ (114,957,709)	$ (9,418)
Balances (in shares) at Dec. 31, 2008		55,955,549
Increase (Decrease) in Shareholders' Equity
Net loss	(10,065,862)			(10,065,862)
Restricted common stock issued for services		826	(826)
Restricted common stock issued for services (in shares)		826,243
Stock compensation expense			1,257,909
Common stock issuance			61,368
Balances at Dec. 31, 2009		56,820	147,837,204	(125,023,571)	(9,418)
Balances (in shares) at Dec. 31, 2009		56,781,792
Increase (Decrease) in Shareholders' Equity
Net loss	(10,354,567)			(10,354,567)
Restricted common stock issued for services		282	(282)
Restricted common stock issued for services (in shares)		282,071
Common stock issued for stock option exercise		1	807
Common stock issued for stock option exercise (in shares)		1,113
Stock compensation expense			1,032,308
Common stock issuance		35,365	19,101,918
Common stock issuance (in shares)		35,365,330
Balances at Dec. 31, 2010	32,676,867	92,468	167,971,955	(135,378,138)	(9,418)
Balances (in shares) at Dec. 31, 2010	92,430,306	92,430,306
Increase (Decrease) in Shareholders' Equity
Net loss	(11,199,397)			(11,199,397)
Common stock issued for deferred compensation		885	696,142
Common stock issued for deferred compensation (in shares)		885,021
Restricted common stock issued for services		176	(176)
Restricted common stock issued for services (in shares)		175,885
Common stock issued for stock option exercise		37	28,197
Common stock issued for stock option exercise (in shares)		37,150
Stock compensation expense			883,941
Common stock issuance		477	324,144
Common stock issuance (in shares)		476,644
Balances at Dec. 31, 2011	$ 23,411,293	$ 94,043	$ 169,904,203	$ (146,577,535)	$ (9,418)
Balances (in shares) at Dec. 31, 2011	94,005,006	94,005,006